PROPERTY, PLANT AND EQUIPMENT - Narrative (Details) - USD ($) $ in Billions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, revalued assets, at cost	$ 75.4	$ 72.0
Property, plant and equipment, pledged as security	$ 88.2	$ 66.2
Brazil | Renewable Power
Disclosure of detailed information about property, plant and equipment [line items]
Weighted-average remaining duration, property, plant, and equipment	35 years	31 years